NOTE 6 - INTANGIBLE ASSETS - Amortization Expense (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months	$ 142,547	$ 209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Two	190,062	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Three	190,062	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Four	190,062	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Five	190,062	209,719
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	556,578	545,586
Finite-Lived Intangible Assets, Net	1,492,077	1,627,010	$ 1,582,870	$ 1,237,096
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,459,373	1,594,181
Finite-Lived Patents, Gross	158,370	151,860	111,256	75,658
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months	5,889	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Two	7,851	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Three	7,851	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Four	7,851	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Five	7,851	7,593
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	119,734	113,895
Finite-Lived Intangible Assets, Net	157,027	151,860	111,256	75,658
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months	134,942	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Two	179,923	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Three	179,923	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Four	179,923	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Five	179,923	199,838
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	404,827	399,674
Finite-Lived Intangible Assets, Net	1,259,461	1,398,864	1,408,539	1,161,438
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,259,461	1,398,864
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months	1,716	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Two	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Three	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Four	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Five	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	32,017	32,017
Finite-Lived Intangible Assets, Net	42,885	43,457	$ 45,745
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	$ 42,885	$ 43,457